Other Income (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Income [Abstract]
Summary of Other Income
	For the year ended March 31
Particulars	2020	2021	2022
Government grant received	—	1,167	525
Gain on discontinuation of equity accounted investment on disposal (refer note 8 (b))	—	—	2,251
Gain on disposal of an equity-accounted investee (refer note 8 (a))	700	—	—
Gain on lease modification	—	1,912	417
Excess provision written back	363	593	272
Net gain on de-recognition of property, plant and equipment	—	—	6
Others	—	—	19
Total	1,063	3,672	3,490